Acquisition of Elpida Memory, Inc. Elpida Memories, Inc. (Tables)	12 Months Ended
Aug. 29, 2013
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma financial information presents the combined results of operations as if the Elpida Acquisition had occurred on September 2, 2011.  The pro forma financial information includes the accounting effects of the business combination, including adjustments to the amortization of intangible assets, depreciation of property, plant and equipment, interest expense and elimination of intercompany activities.  The historical results of operations of the Elpida Group for the eleven months ended May 31, 2013 included a gain of $1,692 million for the forgiveness of debt related to liabilities subject to compromise upon approval of the bankruptcy by the creditors of the Tokyo District Court and for the year ended June 30, 2012 included a $2,828 million loss for impairment of long-lived assets. No adjustment was made to the unaudited pro forma financial information for these items, consistent with the requirements for preparation for the pro forma financial information. The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the Elpida Acquisition occurred on September 2, 2011.

	2013	2012
Net sales	$12,494	$11,492
Net income (loss)	3,725	(4,422)
Net income (loss) attributable to Micron	3,670	(4,454)
Earnings (loss) per share:
Basic	$3.59	$(4.49)
Diluted	3.47	(4.49)

The unaudited pro forma financial information for 2013 includes our results for the year ended August 29, 2013, which includes one month of results from the Elpida Group following the closing of the Elpida Acquisition, and the results of the Elpida Group, including the adjustments described above, for the eleven months ended May 31, 2013. The pro forma information for 2012 includes our results for the year ended August 30, 2012 and the results of the Elpida Group, including the adjustments described above, for the year ended June 30, 2012.

Elpida Company [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The consideration and provisional valuation of assets acquired and liabilities assumed are as follows:

Assets acquired and liabilities assumed:
Cash and equivalents	$999
Receivables	697
Inventories	962
Restricted cash	557
Other current assets	142
Property, plant and equipment	935
Equity method investment	40
Intangible assets	10
Deferred tax assets	811
Other noncurrent assets	66

Accounts payable and accrued expenses	(387)
Equipment purchase contracts	(22)
Current portion of long-term debt	(673)
Long-term debt	(1,461)
Other noncurrent liabilities	(75)

Total net assets acquired	2,601

Noncontrolling interests in Elpida:	168

Consideration	949

Gain on acquisition	$1,484